COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended
	May 15, 2021	Jun. 30, 2020	Mar. 30, 2020	Oct. 31, 2021	Oct. 31, 2021	Apr. 25, 2021	Feb. 28, 2021	Oct. 31, 2020	Apr. 30, 2019	Feb. 26, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary, description						An increase in base annual salary from $162,500 to $300,000. The amended salary amount of $300,000 shall be retroactively adjusted to commence as of January 1, 2019. The increased annual salary of $137,500 (“Incremental Salary”) over the prior annual salary amount of $162,500 (“Original Base Salary”) shall only be paid only upon there being sufficient available cash.
Sales executives,description.		The Sales Executives will receive compensation in the form of monthly salary of $18,000 and a quarterly override during the calendar year 2020 based on revenues earned by the Company during each quarterly period that exceed $600,000 (“Override Threshold”) beginning for the quarter ended June 30, 2020.
Consultant agreements,description			In connection with the Agreement, the Consultants will receive monthly fees of $30,000 during the Initial Term and monthly consulting fees of $35,000 during the first Renewal Term and $40,000 during the second Renewal Terms, if any. In addition. the Company agreed to issue to the Consultant or its designees 12,000,000 shares of common stock of the Company (“Shares”), 50% of which Shares vest as of the Effective Date and balance of which Shares vest upon the six-month anniversary of the Effective Date. The Agreement also provides that upon the commencement of each Renewal Term, if any, the Consultant will receive up to 6,000,000 additional Shares, 50% of which Shares will vest on the commencement date of the Renewal Term and the balance of which additional Shares will vest on the six (6) month anniversary of such date. In connection with the Agreement
CRO agreement discription							Company provided notice to the CRO that it was terminating the engagement of the CRO in connection with the two above-described projects as a result of the significant increases in projected trial costs over the originally contracted amounts. On July 29, 2021, the parties reached a settlement agreement and general release in connection with termination of both of the agreements and all remaining past due amounts of $265,000 whereby the Company paid the CRO $100,000 and the Company was fully released from paying the remaining unpaid invoiced amounts of $145,000. For the year ended October 31, 2021, the Company has recorded approximately $390,000, net of expenses in connection with services performed by the CRO up through the date the projects were terminated.
Executive employment agreements description					there was approximately $721,000 of unpaid Original Base Salary and Incremental Salary related to the period prior to December 31, 2019 and approximately $760,000 of unpaid Original Base Salary and Incremental Salary related to the period January 1, 2020 through October 31, 2021, that could be converted in the future into approximately 35,685,000 shares of common stock (weighted average conversion price of $0.042 per share)
Lease				$ 101,905				$ 101,905
Advisor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Granted, descriptions	250,000 shares shall be fully vested as of the Effective Date, 250,000 shares vest on the sixth month anniversary of the Effective Date, 250,000 shares vest on the ninth month anniversary of the Effective Date and 250,000 shares vest on the twelfth month anniversary of the Effective Date, provided however that the Advisor Agreement is in full effect during such vesting period(s) for the respective portion of the Stock Grant.
Ian T. Bothwell [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares of common stock										7,500,000
Exercise price of warrants										$ 0.028
Chief Financial Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares of common stock										7,500,000
Exercise price of warrants										$ 0.28
Executive Employment Agreement [Member] | A. Mitrani [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary									$ 162,500
Expenses allowances									5,000
Executive Employment Agreement [Member] | Ian T. Bothwell [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary									162,500
Executive Employment Agreement [Member] | Dr. Maria Ines Mitrani [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary									$ 162,500
Advisor Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares of common stock	6,000,000
Exercise price of warrants	$ 0.04
Number of common stock issued	1,000,000